UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2024	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 32,278,411	$ 44,473,270
Other financial assets	5,900,198	11,695,528
Trade receivables	195,792,999	207,320,974
Other receivables	22,929,011	18,298,672
Recoverable income tax	954,751	655,691
Inventories	117,660,839	125,929,768
Biological assets	1,566,954	294,134
Total current assets	377,083,163	408,668,037
NON-CURRENT ASSETS
Other financial assets	558,625	634,553
Other receivables	18,532,323	17,957,121
Recoverable income tax	13,078	10,889
Deferred tax assets	10,747,181	9,698,860
Investments in joint ventures and associates	39,978,233	39,786,353
Investment properties	560,783	560,783
Property, plant and equipment	74,558,496	74,573,278
Intangible assets	175,767,283	176,893,136
Goodwill	112,163,432	112,163,432
Right of use asset	17,293,228	11,601,752
Total non-current assets	450,172,662	443,880,157
Total assets	827,255,825	852,548,194
CURRENT LIABILITIES
Trade and other payables	149,917,569	168,732,469
Borrowings	121,178,374	136,747,198
Employee benefits and social security	8,341,000	7,340,958
Deferred revenue and advances from customers	5,699,285	3,923,140
Income tax payable	3,817,932	4,825,271
Consideration for acquisition	5,645,996	4,617,281
Lease liabilities	1,255,932	3,122,778
Total current liabilities	295,856,088	329,309,095
NON-CURRENT LIABILITIES
Borrowings	46,057,310	42,104,882
Deferred revenue and advances from customers	1,893,609	1,925,138
Joint ventures and associates	1,074,653	296,455
Deferred tax liabilities	34,690,332	34,995,791
Provisions	1,302,248	1,255,702
Consideration for acquisition	2,218,027	2,309,234
Secured notes	82,597,893	80,809,686
Lease liabilities	15,540,691	8,161,359
Total non-current liabilities	185,374,763	171,858,247
Total liabilities	481,230,851	501,167,342
EQUITY
Equity attributable to owners of the parent	309,479,653	315,041,257
Non-controlling interest	36,545,321	36,339,595
Total equity	346,024,974	351,380,852
Total equity and liabilities	$ 827,255,825	$ 852,548,194